Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 SUBSEQUENT EVENTS

JOINT VENTURE – GARDENS VE

On February 20, 2012, CCRE, a wholly owned subsidiary of Omega Commercial Finance Corp.”), entered into the Strategic Alliance Agreement (the “Strategic Alliance”) with Gardens VE Limited (Company No. 07071936), a British Company (“Gardens”), and its management, whereby the parties agreed to form a strategic alliance for the acquisition and refurbishment of the La Posta Golf Club & Luxury Hotel. Under the Agreement, Gardens has free and clear, unencumbered title to the fixed assets and issued preferred stock equal to Forty-Nine (49%) percent of their ownership interests. Separately, the Company authorized, with no consideration to the Strategic Alliance, 2,000,000 shares of restricted common stock in the name of Flavio Zuanier at par value $.01. Omega is responsible for the arrangement and contribution of up to but no more than fifty-eight million dollars ($58,000,000 US) over the course of the operation as needed per the budgeted projected cost for the Strategic Alliance. The agreement is currently being amended.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

STOCK ISSUANCE

As of July 18th 2012, the Company authorized 3,000,000 shares of common stock to Jon S. Cummings IV for compensation for the 2nd Quarter of 2012; shares were valued at the issuance date of the stock certificate by the Transfer Agent.

NOTE 10 SUBSEQUENT EVENTS

Subsequent to year end, the Company’s officer and Director retired 13,000,000 of his 15,000,000 common shares to the Company’s treasury.

As of February 20, 2012, the Company issued 2,000,000 shares of common stock to Flavio Zuanier in connection with a strategic alliance which gave this individual a vested interest in the Company; the shares were valued at par value .01. Separately, the strategic alliance entity, Gardens VE Limited transferred 49% interest to CCRE a wholly owned subsidiary of Omega Commercial Finance Corporation representing 49% of the net book value of the strategic alliance entity, Gardens VE Limited. There were neither other expenses nor net proceeds to the company in this transaction. (Please Reference Exhibit 10.3)

Summary of The Gardens VE Limited Strategic Alliance: On February 20, 2012, CCRE, a wholly owned subsidiary of Omega Commercial Finance Corporation ("Omega" or the "Company"), entered into the Strategic Alliance Agreement (the "Agreement") with Gardens VE Limited (Company No. 07071936), a British Company ("Gardens"), and its managing member Flavio Zuanier, whereby the parties agreed to form a strategic alliance for the acquisition and refurbishment of the La Posta Golf Club & Luxury Hotel future project. Under the Agreement, the majority owner of Gardens is responsible for the transfer of fix assets, free and clear and unencumbered into Gardens; subsequently transferring ownership interest equal to forty-nine (49%) percent in of Gardens VE Limited at no cost to CCRE. Separately, the Company offered at no cost to Flavio Zunnier 2,000,000 shares of restricted common stock as an incentive to form this strategic alliance with CCRE due to the fact it's unproven in the commercial real estate development sector, same as for the parent Company.